SUBSEQUENT EVENTS (Details Narrative) - JPY (¥)						12 Months Ended
	May 13, 2024	Apr. 30, 2024	Apr. 26, 2024	Nov. 15, 2023	Sep. 08, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Stock issued during period, shares					1,539
Cash consideration amount						¥ 100,926,000
RIBERESUTE Corporation [Member]
Subsequent Event [Line Items]
Stock issued during period, shares				2,158,800
Equity interest rate				20.39%
Cash consideration amount				¥ 1,988,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Paid off certain loans	¥ 2,800,000,000
Stock issued during period, shares		45
Cash consideration amount		¥ 300,000,000
Expiration date of stock, description			the Board of Directors of the Company approved the extension of the stock options expiration date from April 30, 2024 to April 30, 2027 for the stock options granted on May 31, 2014 and October 1, 2017, respectively. The valuation of stock options modification has not yet completed as of the date of this report.